Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Allowance for doubtful accounts
Inventory finished goods	1,591,826	663,750
Inventory component and replacement parts	1,777,028	255,894
Capitalized duty and freight	347,362
Inventory reserve	$ 23,000
Expected life for trademarks	20 years
Amortization expense	$ 2,730	0
Amortization expenses of intangible asset year one	5,800
Amortization expenses of intangible asset year two	5,800
Amortization expenses of intangible asset year three	5,800
Amortization expenses of intangible asset year four	5,800
Amortization expenses of intangible asset year five	5,800
Impairment of long-lived assets
Antidilutive securities earnings per share	6,921,299	8,137,859
Warrants [Member]
Antidilutive securities earnings per share	24,503,107	13,000,000
Make-Whole Provisions [Member]
Antidilutive securities earnings per share	21,786	0
Notes Payable [Member]
Antidilutive securities earnings per share	0	7,465,811